GENERAL (Details Narrative) $ / shares in Units, $ in Thousands										1 Months Ended			12 Months Ended
	Jan. 15, 2025 $ / shares shares	Sep. 16, 2024 USD ($) shares	Sep. 04, 2024 USD ($)	Jul. 19, 2024	Jul. 15, 2024 $ / shares shares	Jun. 27, 2024 USD ($) shares	Oct. 03, 2023 $ / shares	Oct. 02, 2023	Jul. 26, 2022 USD ($) $ / shares shares	Jul. 31, 2024	May 31, 2022 USD ($)	May 31, 2022 AUD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 € / shares	Sep. 11, 2024 shares	Jul. 10, 2024 shares	Jun. 30, 2024 shares	Jun. 21, 2024 shares	Mar. 31, 2024 shares	Feb. 01, 2024 shares	Dec. 31, 2023 USD ($) shares	Mar. 07, 2023 shares	Jan. 31, 2015
IfrsStatementLineItems [Line Items]
Number of outstanding shares | shares		793														1,818					579	1,000,000
Implied value | € / shares														€ 1
Percentage of interests acquired additional																							2.00%
Retained earnings, profit (loss) for reporting period													$ 82,000,000
Convertible note		$ 23,000	$ 1,300,000			$ 119,000					$ 569,000	$ 828
Short term loan													1,000,000
Reverse stock split	reverse split consolidated every 28.5 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share				75
True gold consortium pty ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of interests acquired additional							7.50%
Percentage of holding interests							51.90%
Additional funding agreements [member]
IfrsStatementLineItems [Line Items]
Debt issued													5,350,000,000
Funding agreements [member]
IfrsStatementLineItems [Line Items]
Secured restructuring of debt													747,500
Restructuring of debt													194,500
Convertible note													800,000
Non convertible notes													500,000
Short term loan													$ 1,000,000
Lionheart [member] | Business combination agreement [member]
IfrsStatementLineItems [Line Items]
Redemption percentage of business combination									97.58%
Remaining funds in trust account									$ 3,061,000
True gold consortium pty ltd [member]
IfrsStatementLineItems [Line Items]
Implied value | $ / shares							$ 33.12
Percentage of interests acquired additional							7.50%
Percentage of holding interests				52.90%			51.90%	44.40%		52.90%
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of outstanding shares | shares	33,155,000				44,800,000	11,699,000							472,000		55,789		1,494	117	1,251	234		160,227
Minimum bid price | $ / shares	$ 1,000.00				$ 1,000.00
Ordinary shares [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of outstanding shares | shares	1,163,000				597,000
Share issued price per share, par value | $ / shares	$ 4.70250014886352				$ 0.165
Ordinary shares [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Share issued price per share, par value | $ / shares	$ 0.165				$ 0.0022
Ordinary shares [member] | Security matters PTY ltd [member]
IfrsStatementLineItems [Line Items]
Number of outstanding shares | shares									1,000
Share issued price per share, par value | $ / shares									$ 10.3624
Implied value | $ / shares									$ 10.00